MANAGERS TRUST I

       FIRST QUADRANT TAX-MANAGED EQUITY FUND
       --------------------------------------
         STATEMENT OF ADDITIONAL INFORMATION

               DATED AUGUST 1, 2003
         As Supplemented December 15, 2003
---------------------------------------------------

     You can obtain a free copy of the Prospectus of the First Quadrant Tax-Managed Equity Fund (the
"Fund") by calling Managers Trust I at (800) 835-3879.
The Prospectus provides the basic information about investing in the Fund.

     This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

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		TABLE OF CONTENTS
                                                           PAGE
                                                           ----
GENERAL INFORMATION                                          1
ADDITIONAL INVESTMENT  POLICIES                              1
Investment Techniques and Associated Risks	             1
Diversification Requirements for the Fund                    6
Fundamental Investment Restrictions                          6
Temporary Defensive Position                                 7
Portfolio Turnover                                           7
BOARD OF TRUSTEES AND OFFICERS OF THE TRUST                  8
Trustee Share Ownership                                     12
Audit Committee                                             12
Trustees' Compensation                                      12
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	    13
Control Persons	                                            13
Management Ownership	                                    13
MANAGEMENT OF THE FUND	                                    13
Investment Manager and Sub-Advisor	                    13
Compensation of Investment Manager and Sub-Advisor
  by the Fund                                               14
Fee Waivers and Expense Limitations	                    14
Investment Management and Sub-Advisory Agreements           14
Approval of Investment Management and Sub-Advisory
  Agreements                                                13
Reimbursement Agreement                                     16
Code of Ethics                                              16
Distribution Arrangements                                   17
Custodian                                                   17
Transfer Agent                                              17
Independent Public Accountants                              17
BROKERAGE ALLOCATION AND OTHER PRACTICES                    17
PURCHASE, REDEMPTION AND PRICING OF SHARES                  18
Purchasing Shares                                           18
Redeeming Shares                                            19
Exchange of Shares                                          20
Net Asset Value                                             20
Dividends and Distributions                                 20
CERTAIN TAX MATTERS                                         21
Federal Income Taxation of Fund-in General                  24
Taxation of the Fund's Investments                          24
Federal Income Taxation of Shareholders                     24
Foreign Shareholders                                        24
State and Local Taxes                                       24
Other Taxation                                              24
PERFORMANCE DATA                                            27
ADDITIONAL INFORMATION                                      29

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              GENERAL INFORMATION
	      -------------------
This Statement of Additional Information relates only to the First Quadrant Tax-Managed Equity Fund
(the "Fund"). The Fund is a series of shares of beneficial interest of Managers Trust I formed as a Massachusetts business trust (the "Trust"), and is part of the Managers Funds Family of Funds. The Trust was organized on July 20, 2000.

On July 31, 2003, the Fund engaged in a
reorganization with the First Quadrant Tax-Managed Equity
Fund series of Managers AMG Funds (the "FQ Fund") (the
"Reorganization"). In the Reorganization, FQ Fund transferred substantially all of its assets to the Fund in exchange for shares of the Fund and the Fund assumed all stated liabilities of FQ Fund. In anticipation of the Reorganization, the Fund, formerly known as Managers
U.S. Stock Market Plus Fund, amended its investment objective and policies to be substantially similar to those of FQ Fund and adopted the name "First Quadrant
Tax-Managed Equity Fund."

This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

     The Managers Funds LLC, a subsidiary of Affiliated
Managers Group, Inc., serves as investment manager to the Fund and is responsible for the Fund's overall administration. See "Management of the Fund."

             ADDITIONAL INVESTMENT POLICIES
	     ------------------------------
     The following is additional information regarding the policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus.
The Fund is a diversified open-end management investment company.

     Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities.
This policy may not be changed without providing shareholders 60 days notice.

INVESTMENT TECHNIQUES AND ASSOCIATED RISKS
------------------------------------------
    The following are descriptions of the types of securities that may be purchased by the Fund.

     (1)  CASH EQUIVALENTS.  The Fund may invest
in cash equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

     Bankers Acceptances. The Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

     Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

     Certificates of Deposit. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

     Commercial Paper. The Fund may invest in commercial paper. Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months.
Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

                          1
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     Repurchase Agreements.  The Fund may enter into
repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Fund's Board of Trustees. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven days.

     Repurchase agreements could have certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

     (2) REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement.
For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

     The Fund will invest the proceeds of borrowings under reverse repurchase agreements. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

     (3) EMERGING MARKET SECURITIES. The Fund may invest some of its assets in the securities of emerging market countries. Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

     Investors should be aware that the value of the Fund's investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries.
Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity.
Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect the Fund's operations and the ability to obtain a judgment against an issuer in an emerging market country.

     (4) FOREIGN SECURITIES. The Fund may invest in foreign securities either directly or indirectly in the form of American Depositary Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S.
issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

     Investors should be aware that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Fund's operations. It may also be difficult to obtain a judgment against a foreign

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creditor.  Foreign securities trade with less frequency
and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

     Forward Foreign Currency Exchange Contracts.  The
Fund may purchase or sell equity securities of foreign countries. Therefore, a portion of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a "cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S.
Dollars.

     In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Fund will not enter into contracts that are greater than 90 days.

    Forward foreign currency contracts have additional risks. It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Fund may incur costs in converting foreign currency.

     If the Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

     Foreign Currency Considerations. The Fund may invest some of its assets in securities denominated in foreign currencies. The Fund will compute and distribute the income earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Fund earns the income and the time that the income is converted into U.S. Dollars, the Fund may be required to sell its securities in order to make its distributions in U.S. Dollars. As a result, the liquidity of the Fund's securities may have an adverse affect on the Fund's performance.

     (5) FUTURES CONTRACTS. The Fund may buy and sell futures contracts and options on future contracts to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs, or protect the value of the Fund's portfolio against changes in the prices of the securities in which it invests. When the Fund buys or sells a futures contract, the Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

     There are additional risks associated with futures contracts. It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

     Equity Index Futures Contracts. The Fund may enter into equity index futures contracts. An equity index futures contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

     (6)  ILLIQUID SECURITIES, PRIVATE PLACEMENTS AND
CERTAIN UNREGISTERED SECURITIES. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire illiquid holdings if, as a result, more than 15% of the Fund's net assets would be in illiquid investments.
Subject to this Fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered
"illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or

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receives upon resale may be lower than the price paid or
received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

     The Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the Trustees. The Trustees will monitor these guidelines on a periodic basis.

     Investors should be aware that the Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than was available when it had first decided to sell the security.

     (7)  OBLIGATIONS OF DOMESTIC AND FOREIGN BANKS.
Banks are subject to extensive governmental regulations.
These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

     (8)  OPTION CONTRACTS.

     Covered Call Options. The Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.

     A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

     The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a call option on the same security or contract that has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date.
There is no guarantee that the secondary market will have liquidity for the option.

     There are risks associated with writing covered call options. The Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option.

     Covered Put Options. The Fund may write ("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

     A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the

                          4
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value of the underlying security.  If the underlying
security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

     The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

     There are risks associated with writing covered put options. The Fund is required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

     Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated.
The bank's creditworthiness and financial strength are judged by the Sub- Advisor and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

     Puts and Calls. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

     (9) Rights and Warrants. The Fund may purchase rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

     (10) Securities Lending. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan.
If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash in a variety of money market instruments and earn income on such investments. However, the Fund will also bear the risk of any loss on such investments.

     (11) SEGREGATED ACCOUNTS. The Fund will establish a segregated account with its Custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

     (12) SHORT SALES. The Fund may enter into short sales. The Fund enters into a short sale when it sells a security that it does not own. A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The
Fund must pay to the broker any dividends or interest payable on the security until the security is replaced.
Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker.
If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. For tax planning reasons, the Fund may also engage in short sales with respect to a security that the Fund currently holds or has a right to acquire, commonly referred to as a "short against the box."

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     (13)  WHEN-ISSUED SECURITIES.  The Fund may purchase
securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

To facilitate these transactions, the Fund will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

DIVERSIFICATION REQUIREMENTS FOR THE FUND
-----------------------------------------
The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect.
Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

FUNDAMENTAL INVESTMENT RESTRICTIONS
-----------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may Not:

(1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

Borrow money, except (i) in amounts not to exceed 33
1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

(6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(7)  Invest in companies for the purpose of
exercising control or management.

(8)  Purchase securities of other investment
companies, except to the extent permitted by the 1940
Act.

(9) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or variation margin in connection with options or futures contracts is not considered the purchase of a security on margin.

(10) Make short sales of securities or maintain a short position if, where added together, more than 25% of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

(11) Purchase any security, other than mortgage-backed securities, obligations of the U.S. Government, its agencies or instrumentalities, collateralized mortgage obligations, and shares of other investment companies as permitted pursuant to exemptive relief granted by the SEC, if as a result the Fund would have invested more than 5% of its respective total assets in securities of issuers (including predecessors) having a record of less than three years of continuous operation.

(12) Purchase any security (other than obligations of the U.S. Government, its agencies and instrumentalities and shares of other investment companies as permitted pursuant to exemptive relief granted by the SEC) if as a result 25% or more of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in the same industry.

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction (12) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File
Annual Reports with the Securities and Exchange
Commission ("SEC").

TEMPORARY DEFENSIVE POSITION
----------------------------
For temporary or defensive purposes, the Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

PORTFOLIO TURNOVER

     The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year.
Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

     For the fiscal years ended October 31, 2001 and October 31, 2002, the Fund had a portfolio turnover rate of 191% and 101%, respectively.

	BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
	-------------------------------------------

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The
Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign; and (b) any Trustee may be removed with or without cause by action of the Trustees.

Te President, Treasurer, and Secretary of the
Trust are elected by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

INDEPENDENT TRUSTEES: The following Trustees are not interested persons of the Trust within the meaning of the 1940 Act ("Independent Trustees").


	      POSITION(S) HELD	     NUMBER              OTHER
NAME	      WITH TRUST AND	PRINCIPAL OCCUPATIONS  OF FUNDS IN  DIRECTORSHIPS
AND DATE      LENGTH OF TIME	DURING PAST 5 YEARS    FUND COMPLEX HELD BY TRUSTEES
OF BIRTH	  SERVED	 		       OVERSEEN BY
							TRUSTEE*
---------   ---------------- ---------------------  ------------- -----------------
Jack W.Aber   Trustee since    Professor of Finance,	   22	  Trustee of Appleton
DOB: 9/9/37	2000		Boston University 		  Growth Fund (1
				School of Management		  portfolio);Trustee
				(1972-Present)			  of Third Avenue Trust
								  (4 portfolios);
								  Trustee of Third Avenue
								  Variable Trust (1
								  portfolio)
-------------   ---------------- ------------------ ------------- -------------------
William E.	Trustee since	 President and Owner,	     22	  Trustee of Third Avenue
Chapman,II	2000		 Longboat Retirement		  Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		  Trustee of Third Avenue
				 (1998-Present);		  Variable Trust (1
								  portfolio)
				 Hewitt Associates,LLC
				 (part time)(provider
				 of Retirement and
				 Investment Education
				 Seminars); President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   -------------- ---------------------- ----------- --------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox     22  Trustee of Third Avenue
Kaier		2000		 Hamilton & Putnam (1977-	  Trust (4 portfolios);
DOB: 9/23/45			 Present)			  Trustee of Third Avenue
								  Variable Trust (1
								  portfolio)
------------- ---------------- ---------------------- ----------- ----------------------
Madeline H.	Trustee since 	 Member,Investment	      15	None
McWhinney	2000		 Committee, New Jersey
DOB :3/11/22			 Supreme Court (1990-
  				 Present); Member,
 				 Advisory Board on
				 Professional Ethics,
				 New Jersey Supreme
				 Court (1983-1998);
				 President, Dale, Elliott
				 & Company, Inc.
				 (Management Consultant)
				 (1977-1994)
-------------   ---------------- ---------------------- ------------- ------------------
                                          9


	      POSITION(S) HELD	     NUMBER              OTHER
NAME	      WITH TRUST AND	PRINCIPAL OCCUPATIONS  OF FUNDS IN  DIRECTORSHIPS
AND DATE      LENGTH OF TIME	DURING PAST 5 YEARS    FUND COMPLEX HELD BY TRUSTEES
OF BIRTH	  SERVED	 		       OVERSEEN BY
							TRUSTEE*
---------   ---------------- ---------------------  ------------- -----------------
Steven J. 	Trustee since	 Executive Vice President,    15  Trustee of Professionally
Paggioli	2000		 Secretary and Director, 	  Managed Portfolios
DOB:4/3/50			 Investment Company		  (19 portfolios)
				 Administration, LLC
				 (1990-2001); Trustee,
				 Professionally Managed
				 Portfolios, (1991-2001);
				 Consultant, formerly
				 Executive Vice President
				 and Director, The
				 Wadsworth Group (1986-
				 2001); Vice President,
				 Secretary and Director,
				 First Fund Distributors,
				 Inc.(1991-2001)
----------  -------------- ------------------------ ------------- --------------------
Eric Rakowski	Trustee since	 Professor, University of     22  Trustee of Third Avenue
DOB:6/5/58	2000		 California at Berkeley		  Trust (4 portfolios)
				 School of Law (1990-		  Director of Third Avenue
				 Present); Visiting 		  Variable Trust (1
								  portfolio)
				 Professor, Harvard Law
				 School (1998-1999)
----------- -------------- ------------------------- ------------- --------------------
Thomas R.	Trustee since	 Professor of Finance, 	      15	None
Schneeweis	2000		 University of Massa-
DOB :5/10/47			 chusetts (1985-Present);
				 Managing Director,
				 CISDM at the University
				 of Massachusetts, (1994-
				 Present); President and
				 Chief Executive Officer,
				 Schneeweis Partners, LLC
				 (2001-Present)
----------- -------------- ------------------------- ------------- --------------------

INTERESTED TRUSTEES:   The following Trustees are "interested
persons" of the Trust within the meaning of the 1940 Act.
Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.



	    POSITION(S) HELD	     			NUMBER		OTHER
NAME	    WITH TRUST AND     PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE    LENGTH OF TIME     DURING PAST 5 YEARS    FUND COMPLEX  HELD BY TRUSTEES
OF BIRTH	 SERVED	 		      	      OVERSEEN BY
							TRUSTEE*
--------   ---------------- ---------------------  ------------- --------------------
Sean M.Healey	Trustee since	 President and Chief 	      22	None
DOB:5/9/61	2000		 Operating Officer,
				 Affiliated Managers
				 Group,Inc.(1999-Present);
			         Director,Affiliated
				 Managers Group,Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc.(1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
--------   ---------------- ---------------------  ------------- --------------------
Peter M.	Trustee since    President and Chief 	       22	None
Lebovitz	2002 and	 Executive Officer,
DO :1/18/55	President since	 The Managers Funds
		2000		 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Mgmt.,Inc. (1989-
				 1993)
--------   ---------------- ---------------------  ------------- --------------------




*  The Fund complex consists of Managers Trust I, The Managers
   Funds, Managers AMG Funds and Managers Trust II.

OFFICERS
--------


		POSITION(S) HELD
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS
OF BIRTH	   SERVED

-------------   ---------------- --------------------------------------

Galan G.Daukas	Chief Financial	  Chief Operating Officer,The Managers
DOB:10/24/63	Officer since     Funds LLC (2002-Present); Chief Financial
		2002		  Officer Managers AMG Funds, The Managers
				  Funds and Managers Trust II;
				  Chief Operating Officer and
				  Chairman of the Management Committee,
				  Harbor Capital Management Co., Inc. (2000-
				  2002); Chief Operating Officer, Fleet
				  Investment Advisors (1992-2000)
-------------   ---------------- ---------------------------------------
Donald S. 	Treasurer and     Director, Finance and Planning, The
Rumery		Secretary since	  Managers Funds LLC,(1994-Present);
DOB:5/29/58	  2000 		  Treasurer and Chief Financial Officer,
				  Managers Distributors, Inc. (2000-Present);
				  Secretary and Treasurer, Managers Trust II
                                  and The Managers Funds; Treasurer of
                                  Managers AMG Funds.
-------------   ---------------- --------------------------------------

TRUSTEE SHARE OWNERSHIP
-----------------------

				Dollar Range of		Aggregate Dollar
				Equity Securities in 	Range of Equity
				the Fund Beneficially 	Securities in
				Owned as of 		All Registered
				December 31, 2002	Investment Companies
							Overseen by Trustee in
							Family of Investment
							Companies(1) Beneficially
							Owned as of December 31, 2002
				----------------------	-----------------------------

INDEPENDENT TRUSTEES:
---------------------
Jack W. Aber				None		$10,001 to $50,000
William E. Chapman II		    $1 to $10,000	   Over $100,000
Edward J. Kaier				None		   Over $100,000
Madeline H. McWhinney			None		$50,001 to $100,000
Steven J. Paggioli			None		$50,001 to $100,000
Eric Rakowski				None		$50,001 to $100,000
Thomas R. Schneeweis		  $10,001 to $50,000	$10,001 to $50,000

------------------------------
INTERESTED TRUSTEES:
--------------------
Sean M. Healey				None		$50,001 to $100,000
Peter M. Lebovitz			None		   Over $100,000




AUDIT COMMITTEE
---------------
The Board of Trustees has an Audit Committee consisting of the Independent Trustees. Under the terms of its charter, the Committee (a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes, (b) reviews and assesses the performance of the Trust's independent public accountants, (c) makes recommendations to the full board annually as to the appointment of independent public accountants, (d) meets periodically with the independent accountants to review the annual audits and the services provided by the independent public accountants and (e) reviews and reports to the full
Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters.
The Audit Committee met twice during the most recent fiscal year.

TRUSTEES' COMPENSATION
----------------------


				Aggregate		Total Compensation
				Compensation From 	from the Fund
Name of Trustee			the Fund (a)		Complex Paid to Trustees
(b)
---------------------------	-------------------	--------------------------
Independent Trustees:
---------------------

Jack W. Aber				$4,068			$32,000
William E. Chapman, II			$4,068			$32,500
Edward J. Kaier				$4,068			$32,500
Madeline H. McWhinney			$4,068			$27,500
Steven J. Paggioli			$4,068			$26,500
Eric Rakowski				$4,068			$32,000
Thomas R. Schneeweis			$4,068			$26,500

Interested Trustees:
--------------------

Sean M. Healey				None			None
Peter M. Lebovitz			None			None




(a)  Compensation is calculated for the Fund's fiscal year ended
     March 31, 2003. The Fund does not provide any pension or retirement benefits for the Trustees.

(b) Total compensation includes compensation paid during the 12-month period ending March 31, 2003 for services as a Trustee of Managers
     AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.



     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     ---------------------------------------------------

Control Persons
---------------
As of July 30, 2003, Charles Schwab & Co., Inc., located at 101 Montgomery Street, San Francisco, CA, a corporation organized under the laws of California, "controlled" (within the meaning of the 1940 Act) the Fund. An entity or person that "controls" the Fund could have effective voting control over the Fund.

Principal Holders
-----------------
As of July 30, 2003, the following persons or entities owned of record more than 5% of the outstanding shares of the Fund:

Name and Address			Percentage Ownership
----------------			--------------------
Charles Schwab & Co., Inc. (1)
Special Custody A/C FBO Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122			22%

Citcam Stock Co. (1)
c/o Citizens National Bank
P.O. Box 111
Cameron, TX  76520-0111				18%

Fiduciary Trust Co. Intl.
FBO Marjorie B. Pelino-Large Cap
P.O. Box 3199
Church Street Station
New York, NY  10008-3199			11%

PFPC Brokerage Services (1)
House Account FBO Managers Funds
211 South Gulph Road
King of Prussia, PA  19406-3101			7%



(1) This shareholder is an omnibus processing organization holding Fund shares on behalf of its customers.

The Trust did not know of any person who, as of July 30, 2003, beneficially owned 5% or more of the outstanding shares of the Fund.

Management Ownership
--------------------
As of July 30, 2003, all management personnel (i.e.,
Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.

                MANAGEMENT OF THE FUND
		----------------------

INVESTMENT MANAGERS AND SUB-ADVISOR
-----------------------------------
The Trustees provide broad supervision
over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the "Investment
Manager") serves as investment manager to the Fund.
The Managers Funds LLC is a subsidiary of AMG, and AMG serves as the Managing Member of the LLC. AMG is located at 600 Hale Street, Prides Crossing,
Massachusetts 01965.  Managers Distributors, Inc.
("MDI"), a wholly-owned subsidiary of The Managers
Funds LLC, serves as distributor to the Fund.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisors for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust (the "Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and Fund. The Investment
Manager receives no additional compensation from the Fund for its administration services. For its investment management services, the Investment
Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment
Manager is used to pay the advisory fees of First
Quadrant, L.P., the sub-advisor which manages the assets of the Fund (the "Sub-Advisor" or "First
Quadrant. First Quadrant was selected by the Investment Manager, subject to the review and approval of the Trustees. First Quadrant is the successor firm to First Quadrant Corporation, which was formed in 1998. AMG indirectly owns a majority interest in First Quadrant. As of March 31, 2003,
First Quadrant's assets under management totaled approximately $13 billion. First Quadrant's address is 800 E. Colorado Boulevard, Suite 900, Pasadena,
California, 91101.  Christopher G. Luck and R. Max
Darnell are the lead portfolio managers for the Fund.

The Sub-Advisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Advisor provides to the Fund are limited to asset management and related recordkeeping services.
The Sub-Advisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

COMPENSATION OF INVESTMENT MANAGERS AND SUB-ADVISOR
BY THE FUND
---------------------------------------------------
As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Advisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Advisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

For the fiscal year ended October 31, 2002 and for the period December 18, 2000 (commencement of operations) through October 31, 2001, no fee was paid under the Investment Management Agreement with respect to the Fund. If the Investment Manager had not agreed to waive all or a portion of its fees in connection with a contractual agreement to limit the Fund's total annual operating expenses to 1.00% of average daily net assets during the periods, the fee under that agreement would have been $54,658 and $19, 951, respectively.

FEE WAIVERS AND EXPENSE LIMITATIONS
-----------------------------------
The Investment Manager has contractually agreed, effective August 1, 2003 through August 1, 2004, to limit total annual fund operating expenses for the Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) to 0.99%, subject to later reimbursement by the Fund in certain circumstances.
The waiver may, at the discretion of the Investment
Manager, be continued beyond such point.  See
"Managers Trust I" in the Prospectus for further information.

The Investment Manager has decided to waive all or a portion of its fee from the Fund or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds.

INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
-------------------------------------------------
The Managers Funds LLC serves as investment manager to the Fund under the Investment Management
Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment
Manager has entered into a sub-advisory agreement with First Quadrant, dated July 31, 2003 (the
"Sub-Advisory Agreement").

The Investment Management Agreement and
the Sub-Advisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities
(as defined in the 1940 Act) of the Fund, and
(ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment
Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Advisor on not more than 60 days' written notice to the other party and to the Fund. The Investment Management
Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the Investment Manager is specifically responsible for:

-	developing and furnishing continuously an
	investment program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

-	providing research and analysis relative to
	the investment program and investments of the Fund;

-	determining (subject to the overall supervision
	and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

-	making changes on behalf of the Trust in the
	investments of the Fund.

Under the Sub-Advisory Agreement, First Quadrant is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Fund pays all expenses not borne by its Investment Manager or Sub-Advisor including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent
Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Advisor or their affiliates, other than affiliated registered investment companies.

The Sub-Advisory Agreement requires the
Sub-Advisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities.
However, it does not obligate the Sub-Advisor to acquire for the Fund a position in any investment which any of the Sub-Advisor's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Sub-Advisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Sub-Advisor. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

APPROVAL OF INVESTMENT MANAGEMENT AND
SUB-ADVISORY AGREEMENTS
-------------------------------------
At a meeting of the Board of Trustees held on March 14, 2003, the Trustees, including all of the Independent Trustees, approved the Investment Management
Agreement and the Sub-Advisory Agreement contingent upon shareholder approval of both agreements and consummation of the Reorganization. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Sub-Advisory Agreements, the Trustees considered a variety of information relating to FQ Fund, the Investment Manager and First Quadrant, including fee and expense information for the Fund prior to and after giving effect to the Combination. The Trustees considered information relating to First Quadrant's financial condition, operations, personnel, investment philosophy and investment strategies and techniques as well as the performance of FQ Fund. The Trustees also considered the compliance capabilities of the Investment Manager and First Quadrant, including their personal trading policies and procedures.

The Trustees also considered the Investment
Manager's performance of similar duties for FQ Fund and other series of Managers AMG Funds. During the review process, representatives of the Investment
Manager and First Quadrant provided an oral presentation to the Trustees and answered questions concerning these and related matters.
In approving the agreements, the Trustees considered, among other things, the manner in which responsibility for advisory, administrative and distribution activities would be allocated between the Investment
Manager and First Quadrant. In addition, the
Trustees considered the commitments of the Investment Manager and First Quadrant to maintain expense limitations for the Fund.

In the course of their deliberations,
the Trustees reached the following conclusions, among others: (A) the Investment Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement;
(B) First Quadrant's personnel are well qualified to manage the Fund's assets in accordance with the Fund's investment objectives and policies as amended in connection with the Combination;
(C) the Investment Manager and First Quadrant maintain appropriate compliance programs;
(D) the performance of FQ Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices;
and (E) the Fund's advisory expenses under the Investment Management and Sub-Advisory Agreements are expected to be reasonable in relation to those of similar funds and to the services provided by the Investment Manager and First Quadrant. The
Trustees noted that the Investment Management and Sub-Advisory Agreements would result in higher advisory fees for the Fund. The Trustees concluded that this additional expense was appropriate in light of the decrease in overall Fund expenses anticipated to be realized in connection with First Quadrant's implementation of the Fund's revised investment strategy following the
Combination and (b) the additional expertise required of First Quadrant to select and monitor individual equity securities and manage the Fund on a tax efficient basis under the Fund's revised investment strategy.

Based on their conclusions, the Trustees determined that approval of the Investment
Management and Sub-Advisory Agreements would be in the interests of the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES
------------------------------------
Proxy Voting Policies and Procedures. Proxies for the Fund's portfolio securities are voted in accordance with First Quadrant's proxy voting policies and procedures, which are set forth in Appendix A to this Statement of Additional
Information, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a "Cash Sweep
Fund"), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund's directors.

REIMBURSEMENT AGREEMENT
-----------------------
Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Fund and, under the distribution agreement between MDI and the Fund, MDI provides a variety of shareholder and marketing services to the Fund. MDI receives no additional compensation from the Fund for these services.
Pursuant to a Reimbursement Agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

CODE OF ETHICS
--------------
The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, the Distributor and the Sub-Advisor, which codes are applicable to "access persons" of the Trust that are also employees of the Investment Manager, the Distributor or the Sub-Advisor, respectively.
In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. Subject compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment Manager, the Distributor or the Sub-Advisor may invest in securities, including securities that may be purchased or held by the Fund.

DISTRIBUTION ARRANGEMENTS
-------------------------
MDI acts as the distributor (the "Distributor") in connection with the offering of the Fund's shares.
The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund.
The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation.

The Distribution Agreement between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The
Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons"
(as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

CUSTODIAN
---------
The Bank of New York ("BNY" or the "Custodian"),
100 Church Street, New York, New York, is the
Custodian for the Fund. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund.
In addition, when the Fund trades in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent
--------------
Boston Financial Data Services, Inc., P.O.
Box 8517, Boston, Massachusetts 02266-8517, is the transfer agent (the "Transfer Agent") for the Fund. PFPC Brokerage Services, P.O. Box
9847, Pawtucket, Rhode Island 02940-8047, is the sub-transfer agent for the ManagersChoice asset allocation accounts.


INDEPENDENT PUBLIC ACCOUNTANTS
------------------------------
PricewaterhouseCooper LLP, 160
Federal Street, Boston, Massachusetts
02110, is the independent public
accountant for the Fund.
PricewaterhouseCoopers LLP conducts an
annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund's federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES
----------------------------------------
The Sub-Advisory Agreement provides
that the Sub-Advisor place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-
Advisor to seek best price and execution.
It is
expected that securities will ordinarily be purchased in the primary markets. The Sub-
Advisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

 In addition, when selecting
brokers to execute transactions and
in evaluating the best available net
price and execution, the Sub-Advisor
is authorized by the Trustees to
consider the "brokerage and research
services" (as those terms are
defined in Section 28(e) of the
Securities Exchange Act of 1934, as
amended), provided by the broker.
The Sub-Advisor is also authorized
to cause the Fund to pay a
commission to a broker who provides
such brokerage and research services
for executing a portfolio transaction
which is in excess of the amount of
commission another broker would have
charged for effecting that
transaction.  The Sub-Advisor must
determine in good faith, however,
that such commission was reasonable
in relation to the value of the
brokerage and research services
provided viewed in terms of that
particular transaction or in terms
of all the accounts over which the
Sub-Advisor exercises investment
discretion.  Brokerage and research
services received from such brokers
will be in addition to, and not in
lieu of, the services
required to be performed by each
Sub-Advisor.  The Fund may purchase
and sell portfolio securities
through brokers who provide the Fund
with research services.

The Trust may enter into
arrangements with various brokers
pursuant to which a portion of the
commissions paid by the Fund may be
directed by the Fund to pay expenses
of the Fund.  Consistent with its
policy and principal objective of
seeking
best execution, the Sub-Advisor may
consider these brokerage recapture
arrangements in selecting brokers to
execute transactions for the Fund.
The Trustees will periodically
review the total amount of
commissions paid by the Fund to
determine if the commissions paid
over representative periods of time
were reasonable in relation to
commissions being charged by other
brokers and the benefits to the Fund
of using particular brokers or
dealers.  It is possible that
certain of the services received by
the Sub-Advisor attributable to a
particular transaction will
primarily benefit one or more other
accounts for which investment
discretion is exercised by the Sub-
advisor.

The fees of the Sub-Advisor
are not reduced by reason of their
receipt of such brokerage and
research services.  Generally, the
Sub-Advisor does not provide any
services to the Fund except
portfolio investment management and
related record-keeping services.

During the period December 18, 2000 (commencement of operations) through October 31, 2001 and for the fiscal year ended October 31, 2002, the Fund paid brokerage commissions of $7,552 and $7,194, respectively.

	PURCHASE, REDEMPTION AND PRICING OF SHARES
	------------------------------------------

Purchasing Shares
-----------------
Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus.
Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust.
Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent.
Certain processing organizations may receive compensation from the Distributor, the Investment
Manager and/or the Sub-Advisor.

Purchase orders received by the Fund before the close of regular trading of the New York
Stock Exchange (usually 4:00 p.m. New York Time),
c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business
Day will receive the net asset value computed that day. Orders received after that time from certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment
Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers Trust I, Managers AMG
Funds, The Managers Funds, or Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15-day holding period for redemption proceeds would still apply to shares purchased through such exchanges.

If the check accompanying any purchase
order does not clear, or if there are
insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The
Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or the Custodian will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

Redeeming Shares
----------------
Any redemption orders received in proper form by the Trust before the close of regular trading on the New York Stock Exchange (the
"NYSE") (usually 4:00 p.m.  New York Time) on any
Business Day will receive the net asset value determined at the close of trading on that Business Day.

Redemption orders received after 4:00 p.m.
will be redeemed at the net asset value
determined at the close of trading on the next
Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $5,000 due to redemptions.
Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Fund determines that it would be
detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset
Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares
------------------
An investor may exchange shares from the Fund into shares of any series of Managers
Trust I, Managers AMG Funds, The Managers Funds, or Managers Trust II. Since an exchange is the sale of shares of the fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers
Trust II will occur when the proceeds from the redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value
---------------
The Fund computes its net asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New
York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King,
Jr. Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving
Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York
Time.

The net asset value of the Fund is equal to the value of the Fund's assets minus liabilities divided by the number of shares outstanding.
Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE.
Over the counter securities are valued at the Nasdaq
Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Dividends and Distributions
---------------------------
The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive
dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.


		CERTAIN TAX MATTERS
		-------------------

The following summary of certain federal tax income considerations is based on current law, is for general information only and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United
States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS
OR HER OWN TAX ADVISOR WITH RESPECT TO THE
SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE
FUND, INCLUDING THE EFFECT AND APPLICABILITY OF
STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE
POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER
TAX LAWS.  THIS DISCUSSION IS NOT INTENDED AS A
SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of Funds-in General
-------------------------------------------
The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"), although it cannot give complete assurance that it will qualify to do so.
Accordingly, the Fund must, among other things,
(a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income
(including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test");
and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets be represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses.

If the Fund should fail to qualify as a
regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as corporate dividends to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

The Fund will be liable for a nondeductible
4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Investments
----------------------------------
Original Issue Discount; Market Discount.
For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price.
Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest.
Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by the
Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes.
In the case of any debt security issued after July 18, 1984 and to obligations issued on or before July 18, 1984 that were purchased after April 30, 1993, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable).
Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Hedging Transactions. The Fund may engage in various hedging transactions. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code.
Absent a tax election for "mixed straddles"
(described below), each such position held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When the Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund's risk of loss with respect to another position of its Portfolio not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a "mixed straddle" that is subject to the straddles rules of section
1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of the Fund's securities and conversion of short-term capital losses into long-term capital losses. The Fund may make certain tax elections for its "mixed straddles" that could alter certain effects of section 1256 or section 1092.

Tax Implications of Certain Investments.
Certain of the Fund's investments, including investments in stripped securities, will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of the Fund's taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund. The foregoing discussion is a general summary of certain of the current federal income tax laws regarding the Fund and investors in the shares.

Federal Income Taxation of Shareholders
---------------------------------------
To the extent of the Fund's accumulated
earnings and profits, ordinary income
distributions, and distributions of net realized
short-term capital gains by the Fund to
shareholders who are liable for federal income
taxes will generally be taxed as ordinary income
to such shareholders.  However, under the Jobs
and Growth Tax Relief Reconciliation Act of 2003
(effective for tax years 2003 through 2008) (the
"Jobs and Growth Act"), such distributions will
generally constitute qualified dividend income
eligible for a maximum rate of 15% to
individuals.  Under the Jobs and Growth Act,
however, if the aggregate amount of qualified
dividend income received by the Fund during any
taxable year is less than 95% of the Fund's gross
income (as specifically defined for that
purpose), such distributions will be eligible for
a maximum rate of 15% to individuals if
designated by the Fund as qualified dividend
income.  The Fund may designate such
distributions as qualified dividend income only
to the extent the Fund itself has qualified
dividend income for the taxable year in which
such distribution are made.   Qualified dividend
income is generally dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States, or the stock of which is readily tradable on an established securities market in the United States).
Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund.
These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

Special rules for the taxation of capital gains
on qualified 5-year property were enacted by the
Taxpayer Relief Act of 1997 to take effect in January
2001. In summary, for individuals and trusts in the
10% and 15% ordinary income tax rate brackets, a new
tax rate of 8% (instead of 10%) will apply to long-
term capital gains from the sale of assets (including
mutual funds) held more than 5 years.   For
individuals and trusts in higher tax brackets, the top rate on such gains drops from 20% to 18%. The date that the 5-year holding period starts, however, is different for the two groups. For those in the 10% and 15% brackets, the asset may be acquired at any time, but for others the asset must have been acquired after December 31, 2000.

Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations.
The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations.
Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

Foreign Shareholders
--------------------
Dividends of net investment income and
distributions of net realized short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the current rate of 28%
(for the calendar year 2003) from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless an appropriate IRS Form W8-BEN or W8-IMY as appropriate is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

Foreign Taxes
-------------
The Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S.
issuer withheld by a foreign country at the source.
The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of the Fund's total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold the Fund for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date.
Shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns
(IRS Forms 1040) without having to file a separate
Form 1116.

Tax-Exempt Investors
--------------------
If a shareholder that is a benefit plan
investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt
Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in the Fund for the year would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt
Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-
Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

State and Local Taxes
---------------------
The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws.
Shareholders should consult with their own tax advisors concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation
--------------
The Fund is a series of a Massachusetts
business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Shareholders should consult their tax advisors about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

PERFORMANCE DATA
----------------
From time to time, the Fund may quote
performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional
Information and in the Fund's Prospectus.

Average Annual Total Return
---------------------------
The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:



		P (1 + T) n = ERV

In the above formula, P = a hypothetical initial payment of $1,000

T 	= 	average annual total return
n	= 	number of years
ERV	= 	ending redeemable value of the
		hypothetical $1,000 payment made
		at the beginning of the 1-, 5-
		or 10-year periods at the end of
		the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

The Average Annual Total Returns for the periods ended October 31, 2002 were as follows:

	1 Year
	------
	-25.71%

After Tax and Cumulative Returns
--------------------------------
Average Annual Total Return (after taxes on distributions). The Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:
P(1+T)n = ATVD

In the above formula, P = a hypothetical initial payment of $1,000

T	= 	average annual total return (after t
		axes on distributions)
n	= 	number of years
ATVD	= 	ending value of a hypothetical $1,000
		payment made at the beginning of the
		1-, 5-, or 10-year periods at the end
		of the 1-, 5-, or 10-year periods
		(or fractional portion), after taxes
		on fund distributions but not after
		taxes on redemption

	The calculation of average annual total return
(after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g.
the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital.
The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

	The Average Annual Total Returns (after taxes on distributions) for the periods ended October 31, 2002 were as follows:

	1 Year
	------
	-27.49%


	Average Annual Total Return (after taxes on distributions and redemptions). The Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return
(after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

	P(1+T)n = ATVDR

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return
		(after taxes on Distributions
		and redemption)
n	=	number of years
ATVDR 	=	ending value of a hypothetical
		$1,000 payment made at the
		beginning of the 1-, 5-, or
		10-year periods at the end of the
		1-, 5-, or 10-year periods (or
		fractional portion), after taxes
		on fund distributions and redemption

The calculation of average annual total return
(after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by the Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g.
the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital.
The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return (after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution.
Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.
The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit
resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

The following table shows the average annual total returns (after taxes on distributions and redemptions) for the periods ended October 31, 2002.

	1 Year
	------
	-15.73%

Cumulative Total Return. The Fund may also advertise cumulative total return (the actual change in value of an investment in the Fund assuming reinvestment of dividends and capital gains).

The following table shows the cumulative total returns for the periods ended October 31, 2002:

	1 Year
	------
	-25.71%	-

Performance Comparisons
-----------------------
The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Russell 3000 Index, Wilshire 5000
Equity Index, Russell 3000 Growth Index, Russell 1000
Growth Index, Standard & Poor's 500 Composite Stock
Price Index, the Standard & Poor's 400 Composite
Stock Price Index or the Dow Jones Industrial
Average.

Massachusetts Business Trust
----------------------------
The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The
Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund.
However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

	The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares
--------------------
The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See "Massachusetts
Business Trust" above.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business
Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each whole share held (or a proportionate fractional vote in respect of a fractional share), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940
Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust.
The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

The Trustees will call a meeting of
shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the
Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of one series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information
----------------------
This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable
Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional
Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.


		FINANCIAL STATEMENTS
		--------------------

The audited Financial Statements and related
Notes of First Quadrant Tax-Managed Equity Fund ("FQ
Fund"), a series of Managers AMG Funds Fund, including the Report of Independent Accounts, for the fiscal year ended October 31, 2002 included in the FQ Fund's Annual
Report filed with the Securities and Exchange
Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder, and the Financial
Statements of FQ Fund (unaudited) for the six months ended April 30, 2003 included in FQ Fund's most recent
Semi-Annual Report, are incorporated by reference into (are legally part of) this Statement of Additional
Information.  FQ Fund's most recent Annual and Semi-
Annual Reports are available without charge by calling
The Managers Funds LLC at (800) 835-3879 or by visiting our website at www.managersfunds.com or on the SEC's website at www.sec.gov. As a result of the reorganization of FQ Fund into the Fund on July 31, 2003, FQ Fund's financial statements became those of the Fund for periods prior to the reorganization.
Date of Annual Report; Date of Filing of Annual Report;
Accession Number:
10/31/02; 12/30/02; 0001089951-02-000054

Date of Semi-Annual Report; Date of Filing of Semi-
Annual Report; Accession Number:
4/30/03; 6/20/03; 0001089951-03-000032


		     Overview
		First Quadrant, L.P.

		    Proxy Voting
		Policies and Procedures

Investment Advisers Act of 1940 Rule 206(4)-6 imposes a number of requirements on investment advisers that have voting authority with respect to securities held in their clients' portfolios. The SEC states that the duty of care requires an adviser with proxy voting authority to monitor corporate actions and to vote the proxies. To satisfy its duty of loyalty, an adviser must cast the proxy votes in a manner consistent with the best interests of its clients, and must never put the adviser's own interest above those of its clients. First Quadrant defines the best interest of a client to mean the best economic interest of the holders of the same or similar securities of the issuer held in the client's account.

These written policies and procedures are designed to reasonably ensure that First Quadrant, L.P. ("First
Quadrant") votes proxies in the best interest of clients for whom First Quadrant has voting authority and describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting.

First Quadrant utilizes the services of an independent outside proxy service, Institutional
Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy voting for our clients, and to provide independent research on corporate governance, proxy, and corporate responsibility issues. In addition, First
Quadrant has adopted as its own policies those of ISS' proxy voting guidelines.

First Quadrant maintains a Proxy Committee (the
"Committee"), made up of senior members of management, which is responsible for deciding what is in the best interests of each client when determining how proxies are voted. The Committee meets at least annually to review, approve, and adopt as First
Quadrant's own policies, ISS proxy voting policies
(a summary of which is attached). Any changes to the ISS voting guidelines must be reviewed, approved, and adopted by the Committee at the time the changes occur.
Because circumstances differ between clients, some clients contractually reserve the right to vote their own proxies or contractually may direct First Quadrant to vote certain of their proxies in a specific manner, in which case the Committee will assume the responsibility for voting the proxies in accordance with the client's desires.

First Quadrant's portfolio management group also monitors corporate actions, ensuring notifications from custodians and/or information from Bloomberg or other electronic surveillance systems is recorded in our portfolio management and accounting systems.

Voting Client Proxies
---------------------

When a new portfolio is opened and First Quadrant has ascertained either through language found within the investment management agreement or through written correspondence with the client that First Quadrant is responsible for voting proxies, a letter is sent to the custodian informing them that ISS will act as First Quadrant's proxy voting agent and advising them to forward all proxy material pertaining to the portfolio to ISS for execution. Additionally, on a quarterly basis, First Quadrant provides ISS with a list of the portfolios for which First Quadrant holds voting authority.

ISS, as proxy voting agent for First Quadrant, is responsible for analyzing and voting each proxy in a timely manner, maintaining records of proxy statements received and votes cast, and providing reports to First Quadrant, upon request, concerning how proxies were voted for a client. First Quadrant's
Client Service Dept. is responsible for: setting up new portfolios; determining which portfolios First
Quadrant has proxy voting responsibilities; ensuring the custodians and ISS are appropriately notified;
receiving and forwarding to the Committee, and ultimately ISS, any direction received from a client to vote a proxy in a specific manner; and maintaining client documentation and any communications received by First Quadrant related to proxy voting, including records of all communications received from clients requesting information on how their proxies were voted and First Quadrant's responses.

Oversight of ISS
----------------

As First Quadrant retains ultimate responsibility for proxies voted by ISS, First Quadrant will monitor ISS proxy voting to ensure it is completed in accordance with the proxy voting guidelines adopted by First
Quadrant. This monitoring may be accomplished through discussions with ISS, mini-audits, or a combination of these approaches.

Conflicts of Interest
---------------------

The adoption of the ISS proxy voting policies provides pre-determined policies for voting proxies and thereby removes conflict of interest that could affect the outcome of a vote. The intent of this policy is to remove any discretion that First
Quadrant may have to interpret what is in the best interest of any client or how to vote proxies in cases where First Quadrant has a material conflict of interest or the appearance of a material conflict of interest. Although, no situation under normal circumstances is expected where First Quadrant will retain discretion from ISS, the Committee will monitor any situation where First Quadrant has any discretion to interpret or vote and will confirm delegation to ISS if First Quadrant has a material conflict of interest.


			2

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		ISS Proxy Voting
	ISS Proxy Voting Guidelines Summary
	-----------------------------------

The following is a concise summary of ISS's proxy voting policy guidelines.

1.	Auditors
================
Vote FOR proposals to ratify auditors, unless any of the following apply:
	* An auditor has a financial interest in or association with the company, and is therefore not independent
	* Fees for non-audit services are excessive, or
	* There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. 	Board of Directors
==========================
Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board
--------------------------------------------
Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)
--------------------------------------------
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees
-------------------------------------------------------------
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.	Shareholder Rights
==========================
Shareholder Ability to Act by Written Consent
---------------------------------------------
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
--------------------------------------------
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
-------------------------------
Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting
-----------------
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Confidential Voting
-------------------
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.	 Proxy Contests
=======================
Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. 	Poison Pills
====================
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.	Mergers and Corporate Restructurings
============================================
Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.	 Reincorporation Proposals
==================================
Proposals to change a company's state of incorporation should be evaluated on a CASE BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure
====================
Common Stock Authorization
--------------------------
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
----------------
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

	* It is intended for financing purposes with minimal or no dilution to current shareholders
	* It is not designed to preserve the voting power of an insider or significant shareholder

9. 	Executive and Director Compensation
===========================================
Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation datadisclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

* Historic trading patterns
* Rationale for the repricing
* Value-for-value exchange
* Option vesting
* Term of the option
* Exercise price
* Participation

Employee Stock Purchase Plans
-----------------------------
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

*  Purchase price is at least 85 percent of fair market value
*  Offering period is 27 months or less, and
*  Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation
-------------------------------------
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. 	Social and Environmental Issues
=======================================
These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.


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